Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Fixed assets are recorded at cost and consist of the following at December 31, 2019 and 2018:

	As of December 31,
	2019	2018
Site equipment	$8,856,000	$11,566,000
Machinery and equipment	1,570,000	1,887,000
Furniture and fixtures	314,000	461,000
Leasehold improvements	1,240,000	1,240,000
Vehicle	15,000	15,000
	11,995,000	15,169,000
Accumulated depreciation	(9,173,000)	(10,502,000)
Total	$2,822,000	$4,667,000

Schedule of Asset Geographic Breakdown

The geographic breakdown of the Company’s long-term tangible assets for the last two fiscal years were as follows:

	As of December 31,
	2019	2018
United States	$2,760,000	$4,526,000
Canada	62,000	141,000
Total fixed assets	$2,822,000	$4,667,000